Depreciation Expenses - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ (88,263,545)	$ (94,104,250)	$ (100,733,930)
Amortization of Organization and Development Expenses	(92,153,068)	(88,232,317)	(86,116,497)
Depreciation of other intangible assets	(1,723,770)	(2,395)	(2,394)
Others	(5,927,106)	(1,189,149)	(2,191,182)
Total	$ (188,067,489)	$ (183,528,111)	$ (189,044,003)